Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 14. Related Party Transactions
The Company’s Chief Executive Officer and founder has ownership interests in certain vendors providing services to the Company. These services purchased from these vendors include rent of office space and certain utilities and maintenance services related to the property on which the rented premises are located. Expenses and related payments to these vendors totaled $0.7 million and $0.8 million during the six months ended June 30, 2021 and 2020, respectively. The Company owed these vendors $0.2 million and $0.2 million as of June 30, 2021 and December 31, 2020, respectively.
In addition, during 2020 subsequent to deconsolidation of SummerBio (see Note 2), the Company entered into certain transactions with SummerBio.
Expenses and related payments to SummerBio totaled
 $0.5

million

and nil

during the six months ended June 30, 2021 and 2020, respectively. Total amounts due to SummerBio at June 30, 2021 and December 31, 2020 were nil and $0.1 million, respectively.

Note 13. Related Party Transactions
The Company’s Chief Executive Officer and founder has ownership interests in certain vendors providing services to the Company. These services purchased from these vendors include rent of office space and certain utilities and maintenance services related to the property on which the rented premises are located. Expenses and related payments to these vendors totaled $1.5 million and $1.5 million during the years ended December 31, 2020 and 2019, respectively. The Company owed these vendors $0.2 million and $0.1 million as of December 31, 2020 and 2019, respectively.
In addition, during 2020 subsequent to deconsolidation of SummerBio (see Note 2), the Company entered into certain transactions with SummerBio. These transactions included purchases of
COVID-19
testing services for its employees for the total amount of $0.1 million, as well as providing its personnel to SummerBio to assist in SummerBio’s research and development efforts and thus generating income of $0.2 million, which was included as a reduction of the Company’s research and development expenses. Total amount due to SummerBio at December 31, 2020 was $0.1 million and total amount due from SummerBio at December 31, 2020 was $0.2 million.